REVENUE (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue recognized included in contract liabilities at beginning of period	¥ 348	¥ 253	¥ 50,416
Transaction price allocated to remaining performance obligations	126,773
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	¥ 126,773